Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Information
As of and for the three months ended March 31, 2018:

	Title	Corporate and Other	Total
	(In millions)
Title premiums	$1,036	$—	$1,036
Other revenues	516	102	618
Revenues from external customers	1,552	102	1,654
Interest and investment income, including realized gains and losses	38	1	39
Total revenues	1,590	103	1,693
Depreciation and amortization	40	7	47
Interest expense	—	11	11
Earnings (loss) from continuing operations, before income taxes and equity in earnings of unconsolidated affiliates	163	(36)	127
Income tax expense (benefit)	40	(9)	31
Earnings (loss) from continuing operations, before equity in earnings of unconsolidated affiliates	123	(27)	96
Equity in earnings of unconsolidated affiliates	1	1	2
Earnings (loss) from continuing operations	$124	$(26)	$98
Assets	$8,276	$742	$9,018
Goodwill	2,434	313	2,747

As of and for the three months ended March 31, 2017:

	Title	Corporate and Other	Total

Title premiums	$1,048	$—	$1,048
Other revenues	496	75	571
Revenues from external customers	1,544	75	1,619
Interest and investment income, including realized gains and losses	26	(2)	24
Total revenues	1,570	73	1,643
Depreciation and amortization	38	5	43
Interest expense	—	16	16
Earnings (loss) from continuing operations, before income taxes and equity in earnings (losses) of unconsolidated affiliates	151	(23)	128
Income tax expense (benefit)	78	(9)	69
Earnings (loss) from continuing operations, before equity in earnings (losses) of unconsolidated affiliates	73	(14)	59
Equity in earnings (losses) of unconsolidated affiliates	2	(1)	1
Earnings (loss) from continuing operations	$75	$(15)	$60
Assets	$8,264	$5,914	$14,178
Goodwill	2,347	215	2,562

As of and for the year ended December 31, 2017:

	Title	Corporate and Other	Total FNF
	(In millions)
Title premiums	$4,893	$—	$4,893
Other revenues	2,181	456	2,637
Revenues from external customers	7,074	456	7,530
Interest and investment income (loss), including realized gains and losses	137	(4)	133
Total revenues	7,211	452	7,663
Depreciation and amortization	159	24	183
Interest expense	—	48	48
Earnings (loss) from continuing operations, before income taxes and equity in earnings of unconsolidated affiliates	955	(91)	864
Income tax expense (benefit)	274	(39)	235
Earnings (loss) from continuing operations, before equity in earnings of unconsolidated affiliates	681	(52)	629
Equity in earnings of unconsolidated affiliates	10	—	10
Earnings (loss) from continuing operations	$691	$(52)	$639
Assets	$8,405	$746	$9,151
Goodwill	2,432	314	2,746

As of and for the year ended December 31, 2016:

	Title	Corporate and Other	Total FNF
	(In millions)
Title premiums	$4,723	$—	$4,723
Other revenues	2,128	288	2,416
Revenues from external customers	6,851	288	7,139
Interest and investment income (loss), including realized gains and losses	127	(9)	118
Total revenues	6,978	279	7,257
Depreciation and amortization	148	12	160
Interest expense	—	64	64
Earnings (loss) from continuing operations, before income taxes and equity in earnings of unconsolidated affiliates	1,025	(70)	955
Income tax expense (benefit)	386	(39)	347
Earnings (loss) from continuing operations, before equity in earnings of unconsolidated affiliates	639	(31)	608
Equity in earnings of unconsolidated affiliates	13	1	14
Earnings (loss) from continuing operations	$652	$(30)	$622
Assets	$8,756	$5,765	$14,521
Goodwill	2,345	210	2,555

As of and for the year ended December 31, 2015:

	Title	Corporate and Other	Total FNF
	(In millions)
Title premiums	$4,286	$—	$4,286
Other revenues	2,005	241	2,246
Revenues from external customers	6,291	241	6,532
Interest and investment income (loss), including realized gains and losses	137	(5)	132
Total revenues	6,428	236	6,664
Depreciation and amortization	144	6	150
Interest expense	—	73	73
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	836	(66)	770
Income tax expense (benefit)	305	(31)	274
Earnings (loss) from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	531	(35)	496
Equity in earnings (loss) of unconsolidated affiliates	6	(1)	5
Earnings (loss) from continuing operations	$537	$(36)	$501
Assets	$8,533	$5,510	$14,043
Goodwill	2,303	45	2,348